Earnings Per Share - Weighted Average Ordinary Shares Outstanding Diluted (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Issued shares outstanding at 1 January (in shares)	683,854,491	683,988,460	683,610,378
Effect of RSU shares (in shares)	46,615	472,950	375,110
Effect of treasury stock (in shares)	342,785	(290,523)	(61,062)
Average weighted number of ordinary shares outstanding (diluted) at 31 December (in shares)	684,243,891	684,170,887	683,924,426